LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.02%
INVESTMENT COMPANIES–97.02%
Equity Funds–40.95%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,559,809	$218,885,506
LVIP Channing Small Cap Value Fund	2,194,290	27,720,472
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	22,920,149	341,991,540
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,398,942	70,688,345
LVIP Macquarie Mid Cap Value Fund	2,815,162	126,364,156
LVIP Macquarie Value Fund	10,129,438	277,597,252
LVIP SSGA Mid-Cap Index Fund	7,190,365	95,861,953
LVIP SSGA Nasdaq-100 Index Fund	1,311,825	18,656,781
LVIP SSGA S&P 500 Index Fund	18,260,297	547,498,471
LVIP SSGA Small-Cap Index Fund	3,036,892	101,732,854
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,161,861	126,404,036
		1,953,401,366
Fixed Income Funds–36.20%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	11,731,404	111,354,490
LVIP JPMorgan Core Bond Fund	56,278,298	582,649,215
LVIP JPMorgan High Yield Fund	11,765,653	122,256,904
LVIP Macquarie Bond Fund	57,086,354	695,825,575
LVIP SSGA Bond Index Fund	18,482,953	192,499,954
LVIP SSGA Short-Term Bond Index Fund	2,166,477	22,342,874
		1,726,929,012
Global Equity Fund–0.75%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	4,283,484	35,617,164
		35,617,164
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–19.12%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,841,242	$50,322,297
LVIP Franklin Templeton Multi-Factor International Equity Fund	7,940,325	71,566,149
LVIP Loomis Sayles Global Growth Fund	5,464,675	96,172,815
LVIP MFS International Growth Fund	8,565,887	186,230,961
LVIP Mondrian International Value Fund	12,085,643	230,436,959
LVIP SSGA Emerging Markets Equity Index Fund	10,536,928	121,964,944
LVIP SSGA International Index Fund	13,261,687	155,307,613
		912,001,738
Total Affiliated Investments (Cost $3,490,391,031)		4,627,949,280

UNAFFILIATED INVESTMENT–2.83%
INVESTMENT COMPANY–2.83%
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	134,908,799	134,908,799
Total Unaffiliated Investment (Cost $134,908,799)		134,908,799

TOTAL INVESTMENTS–99.85% (Cost $3,625,299,830)	4,762,858,079
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	6,935,357
NET ASSETS APPLICABLE TO 334,113,802 SHARES OUTSTANDING–100.00%	$4,769,793,436

LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

✧✧Standard Class shares.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
28	Australian Dollar	$1,938,860	$1,865,102	12/16/24	$73,758	$—
59	British Pound	4,931,662	4,826,800	12/16/24	104,862	—
95	Euro	13,260,219	13,168,145	12/16/24	92,074	—
62	Japanese Yen	5,448,638	5,524,250	12/16/24	—	(75,612)
4	Swedish Krona	790,200	776,403	12/16/24	13,797	—
					284,491	(75,612)
Equity Contracts:
164	E-mini MSCI Emerging Markets Index	9,616,139	9,006,786	12/20/24	609,353	—
95	E-mini Russell 2000 Index	10,683,700	10,480,219	12/20/24	203,481	—
240	E-mini S&P 500 Index	69,771,000	68,285,678	12/20/24	1,485,322	—
73	E-mini S&P MidCap 400 Index	22,984,780	22,382,873	12/20/24	601,907	—
256	Euro STOXX 50 Index	14,333,803	13,933,596	12/20/24	400,207	—
46	FTSE 100 Index	5,097,403	5,160,471	12/20/24	—	(63,068)
36	OMXS 30 Index	930,764	905,301	10/18/24	25,463	—
15	SPI 200 Index	2,153,383	2,126,689	12/19/24	26,694	—
35	TOPIX Index	6,447,210	6,260,951	12/12/24	186,259	—
					3,538,686	(63,068)
Total Futures Contracts					$3,823,177	$(138,680)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.02%@
Equity Funds-40.95%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$207,056,594	$9,553,441	$37,337,304	$11,637,802	$27,974,973	$218,885,506	3,559,809	$—	$—
✧✧LVIP Channing Small Cap Value Fund	28,272,038	1,226,376	4,696,250	606,469	2,311,839	27,720,472	2,194,290	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	230,737,980	102,388,652	43,577,287	3,275,386	49,166,809	341,991,540	22,920,149	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	—	69,543,693	3,105,242	32,720	4,217,174	70,688,345	5,398,942	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	127,113,431	5,923,141	21,042,465	2,330,163	12,039,886	126,364,156	2,815,162	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	34,485,707	9,554,762	48,781,465	6,706,198	(1,965,202)	—	—	—	—
✧✧LVIP Macquarie Value Fund	267,957,487	17,212,488	30,019,575	923,897	21,522,955	277,597,252	10,129,438	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	97,992,448	8,087,693	18,182,134	2,892,734	5,071,212	95,861,953	7,190,365	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	18,468,409	14,744	3,116,964	713,833	2,576,759	18,656,781	1,311,825	—	—
✧✧LVIP SSGA S&P 500 Index Fund	537,995,431	37,537,843	97,426,362	63,991,750	5,399,809	547,498,471	18,260,297	—	—
✧✧LVIP SSGA Small-Cap Index Fund	167,083,558	2,890,168	77,355,557	29,320,788	(20,206,103)	101,732,854	3,036,892	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	126,605,674	14,212,556	21,563,125	4,469,186	2,679,745	126,404,036	4,161,861	—	—
Fixed Income Funds-36.20%@
×,✧✧LVIP PIMCO Low Duration Bond Fund	44,549,723	—	45,054,973	758,342	(253,092)	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	110,863,472	8,784,924	12,588,601	(595,642)	4,890,337	111,354,490	11,731,404	—	—
✧✧LVIP JPMorgan Core Bond Fund	592,602,223	39,890,801	77,966,151	2,583,572	25,538,770	582,649,215	56,278,298	—	—
✧✧LVIP JPMorgan High Yield Fund	96,513,003	30,168,011	11,845,931	(621,109)	8,042,930	122,256,904	11,765,653	—	—
✧✧LVIP Macquarie Bond Fund	755,225,286	33,968,197	120,054,717	(19,400,079)	46,086,888	695,825,575	57,086,354	—	—
✧✧LVIP SSGA Bond Index Fund	195,602,604	14,392,564	25,392,242	(2,778,352)	10,675,380	192,499,954	18,482,953	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	24,281,985	1,936,975	4,932,523	53,679	1,002,758	22,342,874	2,166,477	—	—
Global Equity Fund-0.75%@
✧✧LVIP BlackRock Real Estate Fund	48,504,694	367,326	16,385,399	367,631	2,762,912	35,617,164	4,283,484	—	—
International Equity Funds-19.12%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	47,693,389	2,013,184	7,197,051	(476,743)	8,289,518	50,322,297	5,841,242	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	72,008,073	2,983,604	11,482,758	1,559,715	6,497,515	71,566,149	7,940,325	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	93,623,952	4,140,930	15,538,728	3,614,394	10,332,267	96,172,815	5,464,675	—	—
✧✧LVIP MFS International Growth Fund	174,197,264	9,497,315	19,397,314	2,245,225	19,688,471	186,230,961	8,565,887	—	—
✧✧LVIP Mondrian International Value Fund	212,395,920	18,372,602	31,394,269	1,602,795	29,459,911	230,436,959	12,085,643	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	132,332,471	2,590,208	29,886,755	550,413	16,378,607	121,964,944	10,536,928	—	—
✧✧LVIP SSGA International Index Fund	165,902,999	747,535	29,262,723	2,271,649	15,648,153	155,307,613	13,261,687	—	—
Total	$4,610,065,815	$447,999,733	$864,583,865	$118,636,416	$315,831,181	$4,627,949,280		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at September 30, 2024.
LVIP Global Moderate Allocation Managed Risk Fund–3